INCOME TAX (Details 8) $ in Millions	12 Months Ended
	Dec. 31, 2018 COP ($)
Disclosure Of Income Tax [Line Items]
December 31,2017	$ 559,220
Realization of Deferred Tax Assets	260,042
Increase In Deferred Tax Assets	405,623
December 31, 2018	704,801
December 31, 2017	(1,784,575)
Realization of Deferred Tax Liability	401,523
Increase In Deferred Tax Liability	738,949
December 31, 2018	(2,122,001)
Employee Benefits [Member]
Disclosure Of Income Tax [Line Items]
December 31,2017	161,524
Realization of Deferred Tax Assets	2,021
Increase In Deferred Tax Assets	12,824
December 31, 2018	172,327
December 31, 2017	(4,401)
Realization of Deferred Tax Liability	721
Increase In Deferred Tax Liability	237
December 31, 2018	(3,917)
Investments evaluation [Member]
Disclosure Of Income Tax [Line Items]
December 31,2017	81
Realization of Deferred Tax Assets	6,495
Increase In Deferred Tax Assets	80,277
December 31, 2018	73,863
December 31, 2017	(105,473)
Realization of Deferred Tax Liability	14,247
Increase In Deferred Tax Liability	4,057
December 31, 2018	(95,283)
Investments Hedges In Foreign Operations [Member]
Disclosure Of Income Tax [Line Items]
December 31,2017	6,895
Realization of Deferred Tax Assets	0
Increase In Deferred Tax Assets	172,870
December 31, 2018	179,765
Investments In Associates Accounted For Using Equity Method [member]
Disclosure Of Income Tax [Line Items]
December 31, 2017	0
Realization of Deferred Tax Liability	0
Increase In Deferred Tax Liability	663
December 31, 2018	(663)
IFRS 9 implementation adjustment [Member]
Disclosure Of Income Tax [Line Items]
December 31,2017	0	[1]
Realization of Deferred Tax Assets	17,614	[1]
Increase In Deferred Tax Assets	287,122	[1]
December 31, 2018	269,508	[1]
December 31, 2017	0	[1],[2]
Realization of Deferred Tax Liability	0	[1],[2]
Increase In Deferred Tax Liability	7,931	[1],[2]
December 31, 2018	$ (7,931)	[1],[2]

[1]	Value recorded against retained earnings, not other comprehensive income (ORI)
[2]	Effect on Grupo Agromercantil Holding due to an increase in the investments evaluation